Other Liabilities - Summary of Other Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Nov. 01, 2019	Oct. 31, 2019
Disclosure Of Other Liability [Line Items]
Carrying value of our lease liabilities	$ 1,866	$ 1,712
Undiscounted cash flows of lease liabilities			$ 5,547
Interest expense on lease liabilities	60
Lease liabilities, previously classified as finance leases	302
Not later than one year [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	354
Later than one year and not later than five years [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	1,111
Later than five years [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	$ 706